Shareholders’ Equity - Summary of Fair Value Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Fair value per option (per share)	$ 2.30	$ 1.27
Risk-free interest rate (percent)	1.48%	1.99%
Expected life (years)	6 years	6 years
Expected volatility (percent)	24.84%	23.23%
Annual dividend per share (per share)	$ 0.96253	$ 1.18
Forfeiture rate (percent)	0.00%	0.00%